Stockholders' Equity (Deficit) (Details Textual 1) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended					3 Months Ended				9 Months Ended		12 Months Ended
	Aug. 14, 2018	Aug. 09, 2018	Mar. 14, 2018	Oct. 26, 2017	Apr. 04, 2017	Mar. 14, 2017	Aug. 31, 2018	Mar. 16, 2018	May 23, 2017	May 22, 2017	Mar. 30, 2017	Dec. 31, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 20, 2019	Aug. 21, 2019	May 31, 2017	Mar. 17, 2017	Mar. 24, 2016	Mar. 18, 2016
Stockholders' Equity (Deficit) (Textual)
Shares issued during the period														$ 1,649
Proceeds from units offered in private placement													$ 12,693					$ 4,221	$ 12,693
Common stock, shares issued												69,146	52,571			69,146		52,571	49,468			300,000
Common stock, shares outstanding												68,560	51,986			68,560		51,986	48,923
Treasury stock, shares																			585
Warrant agreement, description	As discussed above, in August 22, 2018, the Company issued 2,969 warrants to the institutional investors that purchased the 2,969 shares of common stock in the reserved private placement. The warrants have a strike price of $2.09 and mature in August 2023. In addition, the investment bankers of the transaction received warrants to purchase 208 shares of common stock with the same terms as the investors.	The Company entered into an Amendment to Common Stock Warrant with the institutional purchasers that modified the purchase price of the warrants from $5.00 per share to $2.50 per share.	The Company issued 1,000 warrants to institutional investors that purchased 2,000 shares of common stock in a private placement. The warrants had a strike price of $5.00 and mature in March 2022. In addition, the investment bankers of the transaction received warrants to purchase 140 shares of common stock with the same terms as the investors.					As discussed above, on March 16, 2018 the Company issued 2,500 warrants to the institutional investors that purchased the 2,500 shares of common stock in the reserved private placement. The warrants have a strike price of $2.00 and mature in March 2023. In addition, the investment bankers of the transaction received warrants to purchase 88 shares of common stock with the same terms as the investors and the investment bankers from the May 22, 2017 reserved private placement received warrants to purchase 175 shares of common stock for $2.10 for up to five years pursuant to an exclusivity clause.
Warrants strike price	$ 1.60
Value of warrants					$ 3,351
Common stock, par value				$ 2.10									$ 0.001		$ 0.001			$ 0.001	$ 0.001
Description of private placement						The Company completed a reserved private placement agreement entered into on March 13, 2017 related to the issuance and sale of 2,000 shares of common stock for $8,000 ($7,255 net of expenses) to institutional purchasers at $4.00 per share. The purchase agreement is pursuant to the Company’s Form S-3 registration statement filed on August 17, 2016. The purchasers also received warrants to purchase 1,000 shares of common stock equal to 50% of the purchaser’s shares for $5.00 for up to 5 years from the date the transaction completed. The investment bankers for the transaction received warrants to purchase 140 shares of common stock for $5.00 for up to 5 years, the same terms as the investors.
Description of common stock warrant		The Company entered into an Amendment to Common Stock Warrant with the institutional purchasers in the March 17, 2017 and May 22, 2017 that modified the purchase price of the March 17, 2017 warrants from $5.00 per share to $2.50 per share and modified the purchase price of the May 22, 2017 warrants from $5.50 per share to $2.50 per share.						The March 16, 2018 warrants included a down round provision such that the exercise prices of the warrants were subject to adjustment if the Company were to issue common stock, common stock equivalents, warrants or options at a price lower than the stated exercise prices, subject to certain exceptions. As provided for in ASU 2017-11 (now ASC Topic 260-10 Equity), the effect of the down round feature on earnings per share is to be recognized when it is triggerred and that effect treated as a dividend and reduction of income available to common stockholders in basic earnings per share calculations. The reserved private placement in August 2018 triggered the down round feature and resulted in the adjustment of the warrants in the March 2017, May 2017, and March 2018 private placements to the August 2018 issuance price of $1.60. The Company had net losses and accumulated deficits in the periods presented and therefore the triggering of the down round feature did not require the recording of a dividend since there were no accumulated earnings available and thus did not result in an adjustment of losses per share. As described in Note 3, the modification of the warrants is deemed an imbedded derivative and therefore the consolidated financial statements have been restated to reflect the adjustment to the beginning balance in stockholder’s deficit of $XXX and a reclassification as of March 31, 2018 and 2017 from equity to derivative liability of $XXX and $XXX, respectively.
Fees related to other expense												$ 2,768				$ 3,758
Changes in fair value of derivative liabilities										$ 1,635														$ 845
Derivative liabilities, description	Of the total net proceeds of $4,221, $2,892 were determined to be derivative liabilities, and $322 of the fees that were considered related to liabilities were charged to other expense. A reduction in the exercise price to $1.34 for the March 16, 2018 warrants resulted in a charge due to the change in fair value of the derivative liabilities of $260.
Ecoark Holdings Common Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Common stock, shares issued																										1,000,000
Issued warrant												7,657,000				7,657,000
Common stock, par value																										$ 0.001
Stock awards granted																		545
Fair value warrants [Member]
Stockholders' Equity (Deficit) (Textual)
Issued warrant											310
Warrants strike price											$ 7.50									$ 5.00
Volatility											82.00%
Discount rate											1.27%
Warrants issued													15					15
Preferred Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued upon exercise of warrants
Number of shares forfeited
Stock awards granted
Common Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued during the period														$ 3
Common stock, shares issued																					248,000				29,057
Common stock, shares outstanding																									29,057
Shares issued upon exercise of warrants															25
Number of shares forfeited																			(560)
Stock awards granted															250
Two Thousand And Thirteen Stock Incentive Plan [Member]
Stockholders' Equity (Deficit) (Textual)
Stock awards granted																	94	5,500
Common stock acquired from employees in lieu																	41
Omnibus Incentive Plan [Member]
Stockholders' Equity (Deficit) (Textual)
Stock awards granted																	25
Institutional Purchasers [Member] | Fair value warrants [Member]
Stockholders' Equity (Deficit) (Textual)
Net proceeds						$ 7,255
Fees related to other expense						$ 429
Institutional Investors [Member] | Fair value warrants [Member]
Stockholders' Equity (Deficit) (Textual)
Warrants strike price										$ 5.50
Warrants issued						1,000				1,875
Net proceeds										$ 9,106
Derivative liabilities						$ 4,609				7,772
Fees related to other expense										$ 695
Sphereit LLC [Member]
Stockholders' Equity (Deficit) (Textual)
Number of shares purchased									300
Securities Purchase Agreement Institutional Funds [Member]
Stockholders' Equity (Deficit) (Textual)
Warrant to purchase common stock							2,969	2,500		1,875
Shares issued during the period							$ 4,221
Proceeds from units offered in private placement								$ 3,587		$ 9,106
Shares issued, price per share								$ 2.00		$ 5.50
Percentage of warrants purchase										50.00%
Warrants term								5 years		5 years
Common stock, shares issued													49,468					49,468
Common stock, shares outstanding													48,923					48,923
Warrants strike price							$ 2.09
Shares issued upon exercise of warrants							2,969
Common stock shares, sold								$ 4,200		$ 10,000
Net proceeds								3,587
Derivative liabilities								$ 3,023
Description of private placement								The Company issued 2,500 shares of the Company's common stock pursuant to a private placement offering for $3,587, net of expenses, with $1,005 recorded as equity and the remainder to derivative liabilities.		The Company issued 2,500 shares of the Company's common stock pursuant to a private placement offering for $9,106, net of expenses, with $2,029 recorded as equity and the remainder to derivative liabilities.
Fees related to other expense								$ 441
Securities Purchase Agreement Institutional Funds [Member] | Investment Bankers [Member]
Stockholders' Equity (Deficit) (Textual)
Warrant to purchase common stock								88		175
Shares issued, price per share								$ 2.02		$ 5.50
Warrants term								5 years		5 years
Securities Purchase Agreement Institutional Funds [Member] | Investment Bankers One [Member]
Stockholders' Equity (Deficit) (Textual)
Warrant to purchase common stock										175
Shares issued, price per share										$ 2.10
Warrants term										5 years
Securities Purchase Agreement Institutional Funds [Member] | Investor [Member]
Stockholders' Equity (Deficit) (Textual)
Issued warrant							208
Warrants strike price							$ 1.92
Private Placement [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued, price per share								$ 1.68		$ 4.00
Private Placement [Member] | Ecoark Holdings Common Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Common stock, shares issued																			2,500				2,500
Private Placement [Member] | Fair value warrants [Member]
Stockholders' Equity (Deficit) (Textual)
Issued warrant																				4,239
Option expiration date																				Dec. 31, 2018
Strike price of option per share																				$ 5.00
Private Placement [Member] | Institutional Investors [Member] | Fair value warrants [Member]
Stockholders' Equity (Deficit) (Textual)
Warrant to purchase common stock								2,500		2,500
Consulting agreement [Member]
Stockholders' Equity (Deficit) (Textual)
Proceeds from units offered in private placement				$ 8
Warrants term				5 years